Schedule of Future Operating Lease Income and Future Lease Payments (Details)	Sep. 30, 2022 USD ($)
Lessor, Operating Lease, Payments to be Received, Fiscal Year Maturity [Abstract]
2022 (remaining)	$ 19,000
2023	68,000
2024	36,000
Total	123,000
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2022 (remaining)	119,000
2023
2024
Total	$ 119,000